UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Peregrine Capital Management Inc
Address:  LaSalle Plaza
	  800 LaSalle Avenue, Suite 1850
	  Minneapolis, MN  55402-2018

13F File Number:  028-01523

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert B. Mersky	or	Dave S. Lunt
Title:   President	                      Senior Vice President
Phone:   612) 343-7610	                            (612) 343-7632

Signature, Place, and Date of Signing:

   /s/	Robert B. Mersky	Minneapolis, MN	July 5, 2007

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X ]      13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company